Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

The Company has assessed all events from March 31, 2025, up through June 30, 2025, which is the date of these consolidated financial statements are available to be issued, except as disclosed below, there are no other material subsequent events that require disclosure in these consolidated financial statements.

On April 3, 2025, pursuant to the Negative Claw-back Provision under the Securities Purchase Agreement, the Company issued 500,000 Class A ordinary shares to the Investor at no additional consideration.

On May 23, 2025, the Company sold 10,606,060 Class A ordinary shares to certain individual investors, in a registered direct offering, for aggregate gross proceeds of approximately $3,500,000.

On May 29, 2025, the Company sold 20,000,000 Class A ordinary shares and warrants to purchase up to 1,000,000 Class A Ordinary Shares to certain investors, in a registered direct offering, for aggregate gross proceeds of $6,600,000.

On June 6, 2025, the Company sold 2,000,000 Class A ordinary shares and warrants to purchase up to 4,000,000 Class A ordinary shares to certain investors, in a registered direct offering, for aggregate gross proceeds of $1,600,000.

On June 16, 2025, the Company entered into a sale and purchase agreement (the “Sale and Purchase Agreement”) with two individuals (each a “Vendor,” and collectively, the “Vendors”), pursuant to which the Company will purchase from the Vendors, and the Vendors will sell to the Company, a total of 4,800 ordinary shares of Tiger Coin (Hong Kong) Limited, a private company limited by shares incorporated in Hong Kong (“Tiger Coin”), representing 48% of the total issued and outstanding share capital of Tiger Coin on an as-converted and fully-diluted basis (the “Sale Shares”). The Sale and Purchase Agreement provides that the Company will purchase such Sale Shares from the Vendors for a total purchase price of $7,500,000 (the “Purchase Price”), with each Vendor receiving $3,750,000. The Purchase Price will be satisfied by the issuance of an aggregate of 7,500,000 Class A ordinary shares, par value $0.0001 per share of the Company to the Vendors, subject to the satisfaction or waiver of the conditions precedent set forth in the Sale and Purchase Agreement.